As filed with the Securities and Exchange Commission on January 3, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-3802

                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036
                   (Names and Addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

Annual Report
October 31, 2005


    Lehman Brothers
    Core Bond Fund
--------------------------------------------------------------------------------


           NEUBERGER BERMAN             LEHMAN BROTHERS
           INVESTOR CLASS SHARES        INSTITUTIONAL CLASS SHARES

Contents                                                       OCTOBER 31, 2005
                  The Fund

                  Chairmen's Letter                        2

                  Portfolio Commentary                     3

                  Fund Expense Information                 7

                  Schedule of Investments                  8

                  Financial Statements                    15

                  Financial Highlights Per Share Data     25

                  Report of Independent Registered Public
                   Accounting Firm                        27

                  Directory                               28

                  Trustees and Officers                   29

                  Proxy Voting Policies and Procedures    37

                  Quarterly Portfolio Schedule            37

                  Notice to Shareholders                  38

Chairmen's Letter


Dear Shareholder,

We are pleased to present to you this report for the Lehman Brothers Core Bond Fund for the one-month period ending October 31, 2005. The report includes portfolio commentary, a list of the Fund's investments, and financial statements for the reporting period.

We have prepared this one-month report to adjust for the change in the Fund's fiscal year, which will now coincide with the rest of the Neuberger Berman Income Funds, running from November 1 to October 31. Henceforth, you can expect to receive semi-annual and annual reports from us, with the next report covering the six months ending April 30, 2006.

As we have communicated previously, the Fund's name and operating structure were changed in June, after the Fund's Advisor since its inception, Ariel Capital Management, LLC, recommended that the Fund be reorganized. The Reorganization Plan replaced Ariel with Neuberger Berman Management Inc. as the new investment advisor, and converted the Fund into the Lehman Brothers Core Bond Fund, a newly created series of Neuberger Berman Income Funds. There was no change to the Fund's sub-advisor, Lehman Brothers Asset Management LLC, or to the Fund's investment program.

The Fund's investment strategy seeks to maximize total return through a combination of income and capital appreciation. We endeavor to add value with a distinct process for managing the portfolio's positioning with respect to interest rates, credit and volatility.

As we near the end of the calendar year, we remain confident in the strength of the economy, despite the impact of still high oil prices and the year's major hurricanes. The Federal Reserve appears to be primarily concerned with containing inflation, and we anticipate further rate increases moving forward. We intend to proceed with caution to protect our clients' principal and add opportunistically to return.

Thank you for investing in the Lehman Brothers Core Bond Fund. We appreciate the trust you have placed in us and will do our best to continue earning it.

Sincerely,

/s/ Peter Sundman
                                  PETER SUNDMAN
                              CHAIRMAN OF THE BOARD
                          NEUBERGER BERMAN INCOME FUNDS

/s/ Brad Tank
                                    BRAD TANK
                              CHAIRMAN OF THE BOARD
                        LEHMAN BROTHERS ASSET MANAGEMENT

                                                                OCTOBER 31, 2005

Lehman Brothers Core Bond Fund Portfolio Commentary

The Lehman Brothers Core Bond Fund experienced a modestly negative return in the one-month period ending October 31, 2005, with the Fund's Neuberger Berman Investor Class and Lehman Brothers Institutional Class shares falling -0.87% and -0.73%, respectively, versus a -0.79% decline by the Lehman Brothers U.S. Aggregate Index. This result was due primarily to a rise in yields (and fall in prices) that extended across the bond market.

During the one-month reporting period, we made one significant change to portfolio strategy. As month-end approached, with the yield on the ten-year Treasury rising to 4.6%, we lengthened the portfolio's duration to neutral from our previously defensive shorter position versus the benchmark. Our views on real interest rates (excluding inflation) and prospects for a more balanced policy from the Federal Reserve (after an extended campaign to tighten monetary conditions) contributed to the decision. The balance of our strategy remains conservative, with exposures around benchmark levels. As of October 31, 2005, the Fund's average duration and weighted average maturity were 4.6 years and 7.3 years, respectively.

Our outlook for the economy remains positive. Despite high oil prices and the short-term impact of the hurricane season, we believe that the economy retains significant momentum, with GDP returning to a range of 3.5%-4.0%. As for interest rates, we think that the Fed is likely to continue raising the Fed Funds rate until it reaches a neutral level, potentially in the first half of 2006. The markets' still optimistic valuation of Treasuries, combined with the changing of the guard at the Fed, will likely result in increased volatility in the bond markets.

Overall, we plan to maintain a cautious stance for the time being. Duration, as noted, was at close-to-benchmark levels at month's end. The portfolio's positioning with respect to non-Treasury sectors will remain conservative, given that credit spreads remain at tight absolute levels. Looking forward, the portfolio is positioned to protect against higher interest rates and a wider spread environment. We are confident that this orientation will continue to provide value for our shareholders.

Sincerely,

/s/ Richard W. Knee
                                RICHARD W. KNEE
                                PORTFOLIO MANAGER

--------------------------------------------------------------------------------

Average Annual Total Return/1,2,3/


                                                   Lehman
                Neuberger            Lehman      Brothers
                   Berman          Brothers          U.S.
                 Investor     Institutional     Aggregate
                 Class/2/          Class/2/         Index

1 Year              0.98%             1.48%         1.13%
5 Year              5.62%             6.08%         6.31%
10 Year             5.47%             5.86%         6.32%
Life of Fund/4/     5.52%             5.91%         6.40%
----------------------------------------------------------
Inception Date   2/1/1997     10/1/1995

Performance data quoted represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions.

Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month end, please visit www.nb.com/performance.

Comparison of a $10,000 Investment

                                     [CHART]

                         Neuberger Berman                Lehman Brothers
                          Investor Class              U.S. Aggregate Index
                         ----------------             --------------------
  10/31/1995                  $10,000                       $10,000
  10/31/1996                  $10,490                       $10,585
  10/31/1997                  $11,352                       $11,526
  10/31/1998                  $12,244                       $12,602
  10/31/1999                  $12,245                       $12,669
  10/31/2000                  $12,953                       $13,594
  10/31/2001                  $14,598                       $15,573
  10/31/2002                  $15,350                       $16,490
  10/31/2003                  $16,045                       $17,299
  10/31/2004                  $16,862                       $18,256
  10/31/2005                  $17,027                       $18,463


This chart shows the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years. Prior to October 31, 2005, the Fund's fiscal year ended September 30, 2005. The result is compared with benchmarks, which may include a broad-based market index and/or a narrower index. Please note that market indexes do not include expenses. All results include the reinvestment of dividends and capital gain distributions. Results represent past performance and do not indicate future results. The chart and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Please see Endnotes and Glossary of Indices for additional information.

The 30-day SEC yield ending 10/31/05 of the Neuberger Berman Investor Class shares was 3.88%, and of the Lehman Brothers Institutional Class shares was 4.28%.

The composition, industries and holdings of the Fund are subject to change.

Rating Diversification
(% by Ratings)


AAA/Government/Government
 Agency....................... 69.8%
AA............................  3.7
A.............................  6.0
BBB........................... 11.3
BB............................  0.4
B.............................  0.0
CCC...........................  0.0
CC............................  0.0
C.............................  0.0
D.............................  0.0
Not Rated.....................  5.6
Short Term....................  3.2

                                                                OCTOBER 31, 2005

Endnotes

               1. Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Lehman Brothers Core Bond Fund so that total operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses of the Fund are limited to 0.85% and 0.45% of average daily net assets for the Investor Class and Institutional Class, respectively. The undertakings last until October 31, 2015. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. Absent such reimbursements, the total returns of the Investor Class and Institutional Class would have been lower.

                    Management has voluntarily agreed to waive its investment management fee in the amount of 0.20% of the Fund's average net assets through October 31, 2006. As a result of this waiver, the investment management fee of the Fund will be limited to 0.05% of its average net assets. If this voluntary waiver was not in place, performance would be lower for the Fund.

               2. One-year and average annual total returns are for the periods ended October 31, 2005. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions.

               3. The Fund is the successor to Ariel Premier Bond Fund ("Ariel Bond Fund"). The total return data for the periods prior to June 13, 2005 are those of the Ariel Bond Fund Investor Class and Institutional Class. The data reflects performance of Ariel Bond Fund Investor Class for the period February 1, 1997 through June 10, 2005 and the performance of Ariel Bond Fund Institutional Class for the period October 1, 1995 (date of inception) through January 31, 1997. The investment policies, guidelines and restrictions of the Fund are in all respects equivalent to Ariel Bond Fund. Ariel Bond Fund Institutional Class had lower expenses and typically higher returns than Ariel Bond Fund Investor Class. Returns would have been lower if the manager of Ariel Bond Fund had not waived certain of its fees during the periods shown.

               4.   From commencement of operations.

Glossary of Indices

Lehman Brothers U.S. Aggregate Index:        An unmanaged index that represents
                                             the U.S. domestic investment grade
                                             bond market. It is comprised of the
                                             Lehman Brothers
                                             Government/Corporate Bond Index,
                                             Mortgage-Backed Securities Index,
                                             and Asset-Backed Securities Index,
                                             including securities that are of
                                             investment-grade quality or better,
                                             have at least one year to maturity,
                                             and have an outstanding par value
                                             of at least $100 million.

Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

                                                                OCTOBER 31, 2005

Information About Your Fund's Expenses

This table is designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include management fees, fees for administrative services and costs of shareholder reports, among others. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

           Actual Expenses and Performance:   The first section of the table
                                              provides information about actual
                                              account values and actual
                                              expenses in dollars, based on the
                                              fund's actual performance during
                                              the period. You may use the
                                              information in this line,
                                              together with the amount you
                                              invested, to estimate the
                                              expenses you paid over the
                                              period. Simply divide your
                                              account value by $1,000 (for
                                              example, an $8,600 account value
                                              divided by $1,000 = 8.6), then
                                              multiply the result by the number
                                              in the first section of the table
                                              under the heading entitled
                                              "Expenses Paid During the Period"
                                              to estimate the expenses you paid
                                              over the period.

Hypothetical Example for Comparison Purposes: The second section of the table provides information about
                                              hypothetical account values and
                                              hypothetical expenses based on
                                              the fund's actual expense ratio
                                              and an assumed rate of return at
                                              5% per year before expenses. This
                                              return is not the fund's actual
                                              return. The hypothetical account
                                              values and expenses may not be
                                              used to estimate the actual
                                              ending account balance or
                                              expenses you paid for the period.
                                              You may use this information to
                                              compare the ongoing costs of
                                              investing in this fund versus
                                              other funds. To do so, compare
                                              the expenses shown in this 5%
                                              hypothetical example with the 5%
                                              hypothetical examples that appear
                                              in the shareholder reports of
                                              other funds.


Expense Information As of 10/31/05 (Unaudited)

Lehman Brothers Core Bond Fund

                                   Beginning       Ending       Expenses
                                     Account      Account    Paid During
              Actual                   Value        Value    the Period*
              ----------------------------------------------------------
              Neuberger Berman
               Investor Class         $1,000    $1,000.50         $4.29
              Lehman Brothers
               Institutional Class    $1,000    $1,003.50         $2.27

              Hypothetical (5% annual
              return before expenses)**
              ----------------------------------------------------------
              Neuberger Berman
               Investor Class         $1,000    $1,020.92         $4.33
              Lehman Brothers
               Institutional Class    $1,000    $1,022.94         $2.29


 * For each class of the fund, expenses are equal to the expense ratio for the class, multiplied by the average account value for the six months ended October 31, 2005, multiplied by 184/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

Schedule of Investments Lehman Brothers Core Bond Fund

Principal Amount                                                                          Rating/(S)/         Value/+/
(000's omitted)                                                                         Moody's   S&P    (000's omitted)

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (14.8%)
    $   305     U.S. Treasury Bonds, 7.25%, due 5/15/16                                  TSY      TSY       $    370
      2,180     U.S. Treasury Bonds, 8.13%, due 8/15/19                                  TSY      TSY          2,912
      3,075     U.S. Treasury Bonds, 6.00%, due 2/15/26                                  TSY      TSY          3,535
      4,790     U.S. Treasury Notes, 3.88%, due 5/15/10                                  TSY      TSY          4,673
        295     U.S. Treasury Strip, due 8/15/14                                         TSY      TSY            196
                                                                                                            --------
                Total U.S. Treasury Securities-Backed by the Full Faith and Credit of
                  the U.S. Government (Cost $12,004)                                                          11,686
                                                                                                            --------
U.S. Government Agency Securities (8.4%)
      1,320     Fannie Mae, Notes, 4.30%, due 3/9/09                                     AGY      AGY          1,296
        110     Fannie Mae, Notes, 7.25%, due 1/15/10                                    AGY      AGY            120
      1,085     Federal Home Loan Bank, Notes, 4.25%, due 5/16/08                        AGY      AGY          1,069
      1,700     Freddie Mac, Notes, 3.75%, due 8/3/07                                    AGY      AGY          1,673
      2,500     Federal Home Loan Bank, Disc. Notes, due 11/1/05                         AGY      AGY          2,500oo
                                                                                                            --------
                Total U.S. Government Agency Securities (Cost $6,713)                                          6,658
                                                                                                            --------
Mortgage-Backed Securities (53.1%)
        452     Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.45%, due
                9/20/35                                                                  Aaa      AAA            451
      1,140     Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2005-PWR8,
                Class A4, 4.67%, due 6/11/41                                             Aaa                   1,086
        403     Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class
                A1, 7.09%, due 10/15/32                                                           AAA            417
        625     Chase Commercial Mortgage Securities Corp., Ser. 2000-3, Class
                A2, 7.32%, due 10/15/32                                                           AAA            679
         31     Countrywide Home Loans, Pass-Through Trust, Ser. 2003-42, Class
                2A1, 4.17%, due 11/25/05                                                 Aaa      AAA             31oo(mu)
        805     Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-CK6,
                Class A3, 6.39%, due 8/15/36                                             Aaa      AAA            852
        340     Credit Suisse First Boston Mortgage Securities Corp., Ser. 2003-C5,
                Class A1, 3.09%, due 12/15/36                                                     AAA            329
        225     Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C4,
                Class A3, 5.12%, due 8/15/38                                             Aaa      AAA            224
        619     First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class
                2A1, 5.47%, due 11/25/35                                                          AAA            619
        475     G-Force LLC, Ser. 2005-RRA, Class A2, 4.83%, due 8/22/36                          AAA            463**
      1,225     GS Mortgage Securities Corp. II, Ser. 2004-C1, Class A1, 3.66%, due
                10/10/28                                                                 Aaa                   1,185
        506     GSR Mortgage Loan Trust, Ser. 2005-AR3, Class 6A1, 5.05%, due 5/25/35    Aaa      AAA            501
        460     Indymac Loan Trust, Ser. 2005-L2, Class A1, 4.26%, due 11/25/05          Aaa      AAA            460oo(mu)
         34     Indymac Loan Trust, Ser. 2003-L1, Class A1, 4.42%, due 11/25/05          Aaa                      34**oo(mu)
        389     JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2005-FL1A,
                Class A1, 4.08%, due 11/15/05                                            Aaa      AAA            389**oo(mu)
        793     JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2001-CIBC,
                Class A2, 6.00%, due 3/15/33                                                      AAA            801
        247     JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2005-CB11,
                Class A1, 4.52%, due 8/12/37                                             Aaa      AAA            244
        220     JP Morgan Chase Commercial Mortgage Security Corp., Ser. 2005-LDP3,
                Class A3, 4.96%, due 8/15/42                                             Aaa      AAA            216
      1,598     JP Morgan Mortgage Trust, Ser. 2005-A3, Class 7CA1, 5.16%, due 6/25/35            AAA          1,589

                                                                OCTOBER 31, 2005

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                          Rating/(S)/         Value/+/
(000's omitted)                                                                         Moody's   S&P    (000's omitted)
    $   890     LB Commercial Conduit Mortgage Trust, Ser. 1998-C4, Class A1B, 6.21%,
                due 10/15/35                                                             Aaa      AAA       $     916
        221     Merrill Lynch Mortgage Trust, Ser. 2005-MKB2, Class A1, 4.45%, due
                9/12/42                                                                  Aaa      AAA             219
        140     Morgan Stanley Capital I, Ser. 2005-T17, Class A5, 4.78%, due 12/13/41            AAA             135
        471     MortgageIT Trust, Ser. 2005-3, Class A1, 4.34%, due 11/25/05             Aaa      AAA             471oo(mu)
         41     Novastar NIM Note Trust, Ser. 2005-N1, 4.78%, due 10/26/35                        A                41**
        517     Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.64%,
                due 9/25/35                                                              Aaa      AAA             519
        300     Structured Asset Securities Corp., Ser. 1997-LLI, Class A3, 6.90%,
                due 10/12/34                                                             Aaa      AAA             306
        566     Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C17, Class
                A1, 4.43%, due 3/15/42                                                   Aaa      AAA             560
Fannie Mae
        284     Pass-Through Certificates, 6.00%, due 11/1/15                            AGY      AGY             290
        265     Pass-Through Certificates, 8.00%, due 10/1/31                            AGY      AGY             283
        274     Pass-Through Certificates, 8.50%, due 4/1/34                             AGY      AGY             296
     10,855     Pass-Through Certificates, 5.00%, TBA, 30 Year Maturity                  AGY      AGY          10,445o
      8,225     Pass-Through Certificates, 5.00%, TBA, 15 Year Maturity                  AGY      AGY           8,112o
      7,245     Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity                  AGY      AGY           7,145o
Freddie Mac
        183     Pass-Through Certificates, 6.50%, due 11/1/25                            AGY      AGY             188
         44     REMIC CMO, Ser. 1364, Class K, 5.00%, due 9/15/07                        AGY      AGY              45
Government National Mortgage Association
      1,425     Pass-Through Certificates, 8.00%, due 12/15/27                           AGY      AGY           1,525
                                                                                                            ------------
                Total Mortgage-Backed Securities (Cost $42,486)                                                42,066
                                                                                                            ------------
Corporate Debt Securities (20.4%)
        140     Alcan, Inc., Bonds, 5.75%, due 6/1/35                                    Baa1     BBB+            132
        135     American General Finance Corp., Medium-Term Notes, Ser. I, 4.88%, due
                7/15/12                                                                  A1       A+              131
        155     American Home Products Corp., Notes, 6.95%, due 3/15/11                  Baa1     A               167
        145     AT&T Wireless Services, Inc., Senior Notes, 7.88%, due 3/1/11            Baa2     A               162
        210     AT&T Wireless Services, Inc., Senior Notes, 8.75%, due 3/1/31            Baa2     A               274
        155     AXA, Subordinated Notes, 8.60%, due 12/15/30                             A3       BBB+            202
        105     Bear Stearns Co., Inc., Unsecured Notes, 5.30%, due 10/30/15             A1       A               104
        165     Berkshire Hathaway Finance Corp., Guaranteed Notes, 4.13%, due 1/15/10   Aaa      AAA             160
        100     Chartered Semiconductor Manufacturing Ltd., Senior Unsubordinated
                Notes, 6.38%, due 8/3/15                                                 Baa3     BBB-             96
        110     CIT Group, Inc., Senior Medium-Term Notes, 4.75%, due 8/15/08            A2       A               109
      1,290     Citigroup, Inc., Subordinated Notes, 5.00%, due 9/15/14                  Aa2      A+            1,263
        290     Comcast Cable Communications, Notes, 8.38%, due 5/1/07                   Baa2     BBB+            304
        465     Comcast Cable Communications Holdings Inc., Guaranteed Notes, 8.38%,
                due 3/15/13                                                              Baa2     BBB+            536
        500     Cox Communications, Inc., Notes, 6.75%, due 3/15/11                      Baa3     BBB-            525
         30     Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes, 4.05%, due
                6/4/08                                                                   A3       BBB              29
        105     Dominion Resources, Inc., Senior Unsecured Notes, 5.15%, due 7/15/15     Baa1     BBB+            101
        120     Enterprise Products Partners L.P., Guaranteed Notes, Ser. B, 6.88%,
                due 3/1/33                                                               Baa3     BB+             123
        220     EOP Operating L.P., Notes, 4.65%, due 10/1/10                            Baa2     BBB+            214
        130     Excelon Corp., Notes, 4.90%, due 6/15/15                                 Baa2     BBB             122
        100     FirstEnergy Corp., Notes, Ser. B, 6.45%, due 11/15/11                    Baa3     BBB-            105
        140     Ford Motor Credit Co., Notes, 5.70%, due 1/15/10                         Baa3     BB+             126
         85     Ford Motor Credit Co., Notes, 7.88%, due 6/15/10                         Baa3     BB+              82

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                          Rating/(S)/         Value/+/
(000's omitted)                                                                         Moody's   S&P    (000's omitted)
    $   175     France Telecom, Notes, 7.75%, due 3/1/11                                 A3       A-        $    195
        355     General Electric Capital Corp., Medium-Term Notes, Ser. A, 4.25%, due
                6/15/12                                                                  Aaa      AAA            337
         75     General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.00%, due
                6/15/12                                                                  Aaa      AAA             79
         85     Goldman Sachs Capital I, Guaranteed Notes, 6.35%, due 2/15/34            A1       A-              85
        415     Goldman Sachs Group, Inc., Notes, 5.25%, due 10/15/13                    Aa3      A+             410
         20     Goldman Sachs Group, Inc., Notes, 5.13%, due 1/15/15                     Aa3      A+              20
        390     Harrahs Operating, Inc., Bonds, 5.63%, due 6/1/15                        Baa3     BBB-           374**
        150     HSBC Finance Corp., Notes, 5.75%, due 1/30/07                            A1       A              152
        235     HSBC Finance Corp., Notes, 4.75%, due 5/15/09                            A1       A              232
         90     HSBC Finance Corp., Unsecured Notes, 4.13%, due 11/16/09                 A1       A               87
        100     HSBC Finance Corp., Notes, 7.00%, due 5/15/12                            A1       A              109
        390     International Lease Finance Corp., Unsubordinated Notes, 4.75%, due
                7/1/09                                                                   A1       AA-            383
        195     John Deere Capital Corp., Senior Medium-Term Notes, Ser. D, 4.40%,
                due 7/15/09                                                              A3       A-             192
        245     JP Morgan Chase Capital XV, Notes, 5.88%, due 3/15/35                    A1       A-             232
        205     Kaneb Pipe Line Operating Partnership L.P., Senior Notes, 5.88%, due
                6/1/13                                                                   Baa3     BBB-           208
        175     Kraft Foods, Inc., Notes, 4.00%, due 10/1/08                             A3       BBB+           171
        245     Lennar Corp., Senior Unsecured Notes, 5.60%, due 5/31/15                 Baa3     BBB            235**
        200     Merrill Lynch & Co., Medium-Term Notes, Ser. B, 4.00%, due 11/15/07      Aa3      A+             197
        150     Metlife, Inc., Senior Notes, 5.70%, due 6/15/35                          A2       A              145
        305     National City Bank of Cleveland, Bonds, 4.50%, due 3/15/10               Aa3      A+             299
        275     National Rural Utilities Cooperative Finance Corp., Senior
                Notes, 5.75%, due 8/28/09                                                A2       A              282
        280     News America, Inc., Guaranteed Notes, 6.20%, due 12/15/34                Baa3     BBB            270
         80     Nexen, Inc., Unsecured Notes, 5.88%, due 3/10/35                         Baa2     BBB-            76
        330     Packaging Corp. of America, Unsubordinated Notes, 5.75%, due 8/1/13      Ba1      BBB            312
        175     Progress Energy, Inc., Senior Notes, 5.85%, due 10/30/08                 Baa2     BBB-           178
        170     Prologis, Senior Notes, 5.63%, due 11/15/15                              Baa1     BBB+           170**
        170     Regions Financial Corp., Senior Notes, 4.50%, due 8/8/08                 A1       A              168
        100     Residential Capital Corp., Notes, 6.38%, due 6/30/10                     Baa3     BBB-           102**
         95     Scottish Power PLC, Unsecured Notes, 5.38%, due 3/15/15                  Baa1     BBB+            93
        100     Simon Property Group L.P., Notes, 4.60%, due 6/15/10                     Baa1     BBB+            98
        275     Simon Property Group L.P., Notes, 4.88%, due 8/15/10                     Baa1     BBB+           271
        130     Simon Property Group L.P., Notes, 5.10%, due 6/15/15                     Baa1     BBB+           125
        140     SLM Corp., Medium-Term Notes, 5.13%, due 8/27/12                         A2       A              139
        220     Sovereign Bancorp, Inc, Senior Notes, 4.80%, due 9/1/10                  Baa3     BBB-           216**
        160     Sprint Capital Corp., Guaranteed Notes, 6.13%, due 11/15/08              Baa2     A-             165
        215     Sprint Capital Corp., Guaranteed Notes, 8.75%, due 3/15/32               Baa2     A-             278
        305     Suntrust Bank, Subordinated Notes, 5.00%, due 9/1/15                     Aa3      A+             298
         95     Teck Cominco Ltd., Notes, 6.13%, due 10/1/35                             Baa2     BBB             89
         70     Telecom Italia Capital, Guaranteed Notes, 4.95%, due 9/30/14             Baa2     BBB+            66
        620     Telecom Italia Capital, Notes, 5.25%, due 10/1/15                        Baa2     BBB+           597
        100     Telefonica Europe BV, Guaranteed Notes, 7.75%, due 9/15/10               A3       A-             110
        335     Telefonos de Mexico S.A., Notes, 4.50%, due 11/19/08                     A3       BBB            328
        235     Time Warner Entertainment Co. L.P., Senior Notes, 8.38%, due 7/15/33     Baa1     BBB+           284
         85     Time Warner, Inc., Guaranteed Notes, 7.63%, due 4/15/31                  Baa1     BBB+            96
        230     Univision Communications, Inc., Guaranteed Notes, 3.50%, due 10/15/07    Baa2     BBB-           223
         75     Valero Energy Corp., Senior Unsecured Notes, 7.50%, due 4/15/32          Baa3     BBB-            88
        275     Verizon Global Funding Corp., Bonds, 5.85%, due 9/15/35                  A2       A+             257

                                                                OCTOBER 31, 2005

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                          Rating/(S)/         Value/+/
(000's omitted)                                                                         Moody's   S&P    (000's omitted)
    $   115     Viacom, Inc., Guaranteed Notes, 5.63%, due 8/15/12                       Baa3     BBB+      $    114
        240     Wachovia Corp., Subordinated Notes, 5.25%, due 8/1/14                    A1       A              239
        150     Wal-Mart Stores, Inc, Senior Unsecured Notes, 4.75%, due 8/15/10         Aa2      AA             148
        190     Wal-Mart Stores, Inc, Notes, 4.50%, due 7/1/15                           Aa2      AA             181
        225     Wellpoint, Inc., Notes, 4.25%, due 12/15/09                              Baa1     BBB+           218
         90     Wells Fargo Bank NA, Subordinated Notes, 4.75%, due 2/9/15               Aa1      AA-             87
        142     Weyerhaeuser Co., Notes, 6.13%, due 3/15/07                              Baa2     BBB            144
        435     Zurich Capital Trust I, Guaranteed Notes, 8.38%, due 6/1/37              Baa2     A-             470**
                                                                                                            --------
                Total Corporate Debt Securities (Cost $16,632)                                                16,189
                                                                                                            --------
Asset-Backed Securities (29.5%)
         18     ABSC NIMS Trust, Ser. 2004-HE5, Class A1, 5.00%, due 8/27/34                      BBB+            18**
         51     ABSC NIMS Trust, Ser. 2005-HE6, Class A1, 5.05%, due 8/27/35                      A-              51**
        174     Ameriquest Mortgage Securities, Inc., Ser. 2002-AR1, Class M2, 5.34%,
                due 11/25/05                                                             A1       AAA            174oo(mu)
        105     Arcap Reit, Inc., Subordinated Bonds, Ser. 2004-1A, Class D, 5.64%,
                due 4/21/39                                                              A3       A-             104**
         44     Asset Backed Funding Corp. NIM Trust, Ser. 2005-WF1A, Class
                N1, 4.75%, due 3/26/07                                                                            44**^^^
      2,000     Bank One Issuance Trust, Ser. 2004-A2, Class A2, 4.00%, due 11/15/05     Aaa      AAA          2,001oo(mu)
        590     BMW Floorplan Master Owner Trust, Ser. 2003-1A, Class A, 4.02%, due
                11/17/05                                                                 Aaa      AAA            590**oo(mu)
        275     Capital One Multi-Asset Execution Trust, Ser. 2002-A1, Class A1,
                4.24%, due 11/15/05                                                      Aaa      AAA            276oo(mu)
        330     Capital One Multi-Asset Execution Trust, Ser. 2004-C1, Class C1,
                3.40%, due 11/16/09                                                      Baa2     BBB            322
        425     Capital One Prime Auto Receivables Trust, Ser. 2004-1, Class
                A4, 4.04%, due 11/15/05                                                  Aaa      AAA            425oo(mu)
        161     Carmax Auto Owner Trust, Ser. 2004-1, Class D, 3.52%, due 11/15/10       Baa3     BBB            158
        271     Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2004-1,
                Class 2A2, 4.27%, due 11/25/05                                           Aaa      AAA            271oo(mu)
         85     Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2002-2,
                Class 2A1, 4.29%, due 11/25/05                                           Aaa      AAA             85oo(mu)
         56     Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2001-4,
                Class 1B, 7.38%, due 11/25/31                                            Baa2     BBB-            57
      1,000     Chase Issuance Trust, Ser. 2005-A1, Class A1, 3.98%, due 11/15/05        Aaa      AAA          1,000oo(mu)
        482     Chesapeake Funding LLC, Ser. 2003-1, Class A1, 4.14%, due 11/7/05        Aaa      AAA            482oo(mu)
        134     Chevy Chase Auto Receivables Trust, Ser. 2001-2, Class A4, 4.44%, due
                4/16/07                                                                  Aaa      AAA            133
        586     Coliseum Funding Ltd., Ser. 1A, Class A1, 4.30%, due 1/24/06             Aa2      AAA            584**oo(mu)
        882     College Loan Corp. Trust, Ser. 2003-2, Class A2, 4.34%, due 1/25/06      Aaa      AAA            884oo(mu)
        513     Collegiate Funding Services Education Loan Trust 1, Ser. 2003-B,
                Class A1, 4.10%, due 12/28/05                                            Aaa      AAA            513oo(mu)
        184     Countrywide Asset-Backed Certificates, Ser. 2005-SD2, Class
                A1A, 4.20%, due 11/25/05                                                 Aaa      AAA            184**oo(mu)
         42     Countrywide Asset-Backed Certificates, Ser. 2005-5N, Class N, 5.00%,
                due 7/25/36                                                                       BBB             42**
         57     Countrywide Asset-Backed Certificates, Ser. 2005-2N, Class N, 4.50%,
                due 8/25/36                                                                       BBB             56**
         89     Credit-Based Asset Servicing and Securitization, Ser. 2004-CB6, Class
                AF1, 4.23%, due 11/25/05                                                 Aaa      AAA             89oo(mu)
        672     Credit-Based Asset Servicing and Securitization CBO, Ser. 9A, Class
                A1, 4.47%, due 1/8/06                                                    Aaa      AAA            672**oo(mu)
        845     Distribution Financial Services Floorplan Master Trust, Ser. 2003-2,
                Class A, 4.07%, due 11/15/05                                             Aaa      AAA            845oo(mu)
        138     Equifirst Mortgage Loan Trust, Ser. 2005-1, Class A1, 4.10%, due
                11/25/05                                                                 Aaa      AAA            138oo(mu)
         94     Equifirst Mortgage Loan Trust, Ser. 2004-1, Class 2A1, 4.14%, due
                11/25/05                                                                 Aaa      AAA             94oo(mu)
        196     Equifirst Mortgage Loan Trust, Ser. 2003-2, Class 3A3, 4.79%, due
                11/25/05                                                                 Aaa      AAA            197oo(mu)

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                          Rating/(S)/         Value/+/
(000's omitted)                                                                         Moody's   S&P    (000's omitted)
    $    62     Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class N1,
                3.97%, due 10/25/34                                                               A-        $     62**
        125     Equifirst Mortgage Loan Trust NIM Notes, Ser. 2004-2, Class N2,
                5.93%, due 10/25/34                                                               BBB            124**
         85     Equifirst Mortgage Loan Trust NIM Notes, Ser. 2005-1, Class N2,
                6.41%, due 4/25/35                                                                A+              85**
        595     Fannie Mae Grantor Trust, Ser. 2005-T3, Class A1A, 4.08%, due 11/25/05   Aaa      AAA            595oo(mu)
         49     Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, 4.16%, due 11/25/05    Aaa      AAA             49oo(mu)
        195     Fannie Mae Grantor Trust, Ser. 2003-T3, Class 1A, 4.16%, due 11/25/05    Aaa      AAA            195oo(mu)
        227     Fannie Mae Whole Loan, Ser. 2003-W5, Class A, 4.15%, due 11/25/05        Aaa      AAA            228oo(mu)
        103     Fannie Mae Whole Loan, Ser. 2003-W16, Class AV1, 4.19%, due 11/25/05     Aaa      AAA            103oo(mu)
        167     First Franklin Mortgage Loan Trust, Asset-Backed Certificates, Ser.
                2004-FFH3, Class 2A1, 4.42%, due 11/25/05                                Aaa      AAA            167oo(mu)
         45     First Franklin NIM Trust, Ser. 2003-FFH2, Class N2, 7.39%, due 3/25/34                            45**c
          6     First Franklin NIM Trust, Ser. 2003-FF5, Class N1, 4.21%, due 4/25/34             BBB+             6**
        565     Ford Credit Floorplan Master Owner Trust, Ser. 2004-1, Class A,
                4.01%, due 11/15/05                                                      Aaa      AAA            565oo(mu)
        495     Ford Credit Floorplan Master Owner Trust, Ser. 2001-2, Class A,
                4.11%, due 11/15/05                                                      Aaa      AAA            496oo(mu)
          1     Fremont NIM Note Trust, Ser. 2004-B, 4.70%, due 5/25/34                           BBB+             1**
         43     Fremont NIM Trust, Ser. 2005-C, 5.58%, due 7/25/35                                BBB             43**
        285     GE Dealer Floorplan Master Note Trust, Ser. 2005-1, Class A, 4.04%,
                due 11/20/05                                                             Aaa      AAA            285oo(mu)
        640     GE Dealer Floorplan Master Note Trust, Ser. 2004-2, Class A, 4.08%,
                due 11/20/05                                                             Aaa      AAA            641oo(mu)
        845     Gracechurch Card Funding PLC, Ser. 7, Class A, 3.99%, due 11/15/05       Aaa      AAA            845oo(mu)
          4     GSAMP Note Trust, Ser. 2004-FM1N, 5.25%, due 11/25/33                             BBB              4**
        149     GSAMP Trust, Ser. 2004-FM2, 4.17%, due 11/25/05                          Aaa      AAA            149oo(mu)
         46     GSAMP Trust, Ser. 2003-AHL, Class A2A, 4.24%, due 11/25/05                        AAA             46oo(mu)
         86     Master Asset Backed Securities Trust, Ser. 2004-OPT1, Class
                A3, 4.30%, due 11/25/05                                                  Aaa      AAA             86oo(mu)
        815     MBNA Master Credit Card Trust USA, Ser. 1998-E, Class A, 4.30%, due
                1/15/06                                                                  Aaa      AAA            818oo(mu)
        195     Merrill Auto Trust Securitization, Ser. 2005-1, Class A2B, 4.05%, due
                11/25/05                                                                 Aaa      AAA            195oo(mu)
         54     Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class
                A2, 4.34%, due 11/25/05                                                  Aaa      AAA             54oo(mu)
         42     Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OP1N, Class N1,
                4.75%, due 6/25/35                                                                BBB+            41**
        360     MSDWCC Heloc Trust, Ser. 2003-2, Class A, 4.30%, due 11/25/05            Aaa      AAA            360oo(mu)
         26     National City Auto Receivables Trust, Ser. 2002-A, Class A4, 4.83%,
                due 8/15/09                                                              Aaa      AAA             26
        225     Navistar Financial Corp. Owner Trust, Ser. 2003-B, Class A3, 4.17%,
                due 11/15/05                                                             Aaa      AAA            225oo(mu)
        151     New Century Mortgage Corp. NIM Trust, Ser. 2005-A, Class N1, 4.70%,
                due 8/25/35                                                                       A-             151**
        260     Newcastle CDO Ltd., Ser. 2004-4A, Class 3FX, 5.11%, due 3/24/39          A2       A              247**
        294     Nissan Auto Lease Trust, Ser. 2003-A, Class A3A, 4.11%, due 11/15/05     Aaa      AAA            294oo(mu)
        166     Novastar Home Equity Loan, Ser. 2005-1, Class A2A, 4.16%, due 11/25/05   Aaa      AAA            166oo(mu)
         56     Novastar NIM Note Trust, Ser. 2004-N3, 3.97%, due 3/25/35                         A               56**
         48     Option One Mortgage Loan Trust, Ser. 2002-2, Class A, 4.31%, due
                11/25/05                                                                 Aaa      AAA             48oo(mu)
         84     Option One Mortgage Loan Trust, Ser. 2003-1, Class A2, 4.46%, due
                11/25/05                                                                 Aaa      AAA             85oo(mu)
         72     Option One Mortgage Loan Trust, Ser. 2001-4, Class A, 4.64%, due
                11/25/05                                                                 Aaa      AAA             72oo(mu)
         36     Park Place Securities NIM Trust, Ser. 2004-WWF1, Class A, 3.84%, due
                1/25/35                                                                                           36**^^^^
        163     Park Place Securities NIM Trust, Ser. 2005-WCW2, Class A, 5.50%, due
                7/25/35                                                                                          163**/(+/-)/
        227     Renaissance Home Equity Loan Trust, Ser. 2005-3, Class AF1, 4.19%,
                due 11/25/05                                                             Aaa      AAA            227oo(mu)
         24     Renaissance NIM Note Trust, Ser. 2004-B, 5.19%, due 8/26/34                       BBB             24**
         56     Residential Asset Mortgage Products NIM Note Trust, Ser.
                2005-NM2, 5.19%, due 4/25/35                                                                      56**/(+/-)/
          5     Residential Asset Mortgage Products, Inc., Ser. 2004-RS6, Class
                AI1, 4.19%, due 11/25/05                                                 Aaa      AAA              5oo(mu)
         85     Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class
                AI1, 4.22%, due 11/25/05                                                 Aaa      AAA             85oo(mu)

                                                                OCTOBER 31, 2005

Schedule of Investments Lehman Brothers Core Bond Fund cont'd

Principal Amount                                                                          Rating/(S)/         Value/+/
(000's omitted)                                                                         Moody's   S&P    (000's omitted)
     $   101    Residential Asset Mortgage Products, Inc., Ser. 2003-RS2, Class
                AII, 4.38%, due 11/25/05                                                 Aaa      AAA       $    102oo(mu)
         257    Residential Asset Mortgage Products, Inc., Ser. 2003-RS3, Class
                AII, 4.40%, due 11/25/05                                                 Aaa      AAA            258oo(mu)
          80    Residential Asset Mortgage Products, Inc., Ser. 2002-RS5, Class
                AII, 4.41%, due 11/25/05                                                 Aaa      AAA             80oo(mu)
         107    Residential Asset Mortgage Products, Inc., Ser. 2003-RS1, Class
                AII, 4.43%, due 11/25/05                                                 Aaa      AAA            107oo(mu)
          68    Residential Asset Securities Corp., Ser. 2002-KS3, Class A1B, 4.29%,
                due 11/25/05                                                             Aaa      AAA             68oo(mu)
          48    Residential Asset Securities Corp., Ser. 2003-KS1, Class A2, 4.41%,
                due 11/25/05                                                             Aaa      AAA             48oo(mu)
         472    Residential Funding Mortgage Securities II, Ser. 2005-HI2, Class
                A1, 4.18%, due 11/25/05                                                  Aaa      AAA            472oo(mu)
         179    Saxon Asset Securities Trust, Ser. 2004-1, Class A, 4.31%, due
                11/25/05                                                                 Aaa      AAA            179oo(mu)
          10    Saxon Asset Securities Trust, Ser. 2003-1, Class AV1, 4.35%, due
                11/25/05                                                                 Aaa      AAA             10oo(mu)
         185    SB Finance NIM Trust, Ser. 2005-WFHE, 4.75%, due 6/25/35                          A-             184**
          93    Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class
                A2, 4.29%, due 11/25/05                                                  Aaa      AAA             93oo(mu)
           4    Sharps SP I LLC NIM Trust, Ser. 2004-FM1N, Class N, 6.16%, due 9/25/33            BBB-             5**
          12    Sharps SP I LLC NIM Trust, Ser. 2003-OP1N, Class NA, 4.45%, due
                12/25/33                                                                          BBB             12**
         459    SLM Student Loan Trust, Ser. 2005-A, Class A1, 3.91%, due 12/15/05       Aaa      AAA            458oo(mu)
         117    SLM Student Loan Trust, Ser. 2004-10, Class A2, 4.22%, due 1/25/06       Aaa      AAA            116oo(mu)
          83    Soundview NIM Trust, Ser. 2005-D01, Class N1, 4.70%, due 5/25/35                  A+              83
         149    Specialty Underwriting & Residential Finance, Ser. 2004-BC2, Class
                A2, 4.31%, due 11/25/05                                                  Aaa      AAA            149oo(mu)
          27    Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class
                A, 4.38%, due 11/25/05                                                   Aaa                     27oo(mu)
          63    Structured Asset Securities Corp., Ser. 2003-BC1, Class A, 4.54%, due
                11/25/05                                                                 Aaa      AAA             63oo(mu)
         665    Volkswagen Credit Auto Master Trust, Ser. 2005-1, Class A, 4.02%, due
                11/20/05                                                                 Aaa      AAA            665oo(mu)
         327    Wachovia Asset Securitization, Inc., Ser. 2003-HE3, Class A, 4.29%,
                due 11/25/05                                                             Aaa      AAA            328oo(mu)
          32    Wells Fargo Home Equity Trust, Ser. 2004-2N, Class N1, 4.45%, due
                10/26/34                                                                          A-              32**
         202    WFS Financial Owner Trust, Ser. 2004-1, Class D, 3.17%, due 8/22/11      A1       BBB            199
         845    World Omni Master Owner Trust, Ser. 2004-1, Class A, 4.04%, due
                11/15/05                                                                 Aaa      AAA            846oo(mu)
                                                                                                            --------
                Total Asset-Backed Securities (Cost $23,350)                                                  23,327
                                                                                                            --------
Number of Shares

Short-Term Investments (3.2%)
   2,518,158    Neuberger Berman Prime Money Fund Trust Class (Cost $2,518)                                    2,518#@
                                                                                                            --------

                Total Investments (129.4%) (Cost $103,703)                                                   102,444##

                Liabilities, less cash, receivables and other assets [(29.4%)]                               (23,259)
                                                                                                            --------

                Total Net Assets (100.0%)                                                                   $ 79,185
                                                                                                            --------

See Notes to Schedule of Investments

Notes to Schedule of Investments Lehman Brothers Core Bond Fund

/+/ Investments in securities by Lehman Brothers Core Bond Fund (the "Fund") are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by methods the Board of Trustees of Neuberger Berman Income Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
#    At cost, which approximates market value.
## At October 31, 2005, the cost of investments for U.S. Federal income tax purposes was $103,736,000. Gross unrealized appreciation of investments was $105,000 and gross unrealized depreciation of investments was $1,397,000, resulting in net unrealized depreciation of $1,292,000, based on cost for U.S. Federal income tax purposes.
** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At October 31, 2005, these securities amounted to $6,216,000 or 7.8% of net assets.
@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. (see Notes A & F of Notes to Financial Statements) and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.
^^^  Not rated by a nationally recognized statistical rating organization.
^^^^ Rated A+ by Fitch Investors Services, Inc.
c    Rated BBB+ by Fitch Investors Services, Inc.
(+/-)Rated BBB by Fitch Investors Services, Inc.
(S)  Credit ratings are unaudited.
o All or a portion of this security was purchased on a when-issued basis. At October 31, 2005, these securities amounted to $25,702,000.
oo All or a portion of this security is segregated as collateral for when-issued purchase commitments.
(mu) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of October 31, 2005.

See Notes to Financial Statements

Statement of Assets and Liabilities

                                                                                        ----------------

Neuberger Berman Income Funds                                                           Lehman Brothers
(000's omitted except per share amounts)                                                 Core Bond Fund
Assets
    Investments in securities, at value* (Notes A & F)--see Schedule of Investments:
    Unaffiliated issuers                                                                       $ 99,926
    Affiliated issuers                                                                            2,518
                                                                                                102,444
    Interest receivable                                                                             562
    Receivable for securities sold                                                                5,552
    Receivable for Fund shares sold                                                                  92
    Receivable from administrator-net (Note B)                                                        9
Total Assets                                                                                    108,659
Liabilities
    Dividends payable                                                                                13
    Payable for securities purchased                                                             29,268
    Payable for Fund shares redeemed                                                                103
    Payable to investment manager-net (Notes A & B)                                                   3
    Accrued expenses and other payables                                                              87
Total Liabilities                                                                                29,474
Net Assets at value                                                                            $ 79,185
Net Assets consist of:
    Paid-in capital                                                                            $ 78,427
    Distributions in excess of net investment income                                                (13)
    Accumulated net realized gains (losses) on investments                                        2,031
    Net unrealized appreciation (depreciation) in value of investments                           (1,260)
Net Assets at value                                                                            $ 79,185
Net Assets
    Neuberger Berman Investor Class                                                            $ 31,714
    Lehman Brothers Institutional Class                                                          47,471
Shares Outstanding ($.001 par value; unlimited shares authorized)
    Neuberger Berman Investor Class                                                               3,142
    Lehman Brothers Institutional Class                                                           4,697
Net Asset Value, offering and redemption price per share
    Neuberger Berman Investor Class                                                            $  10.09
    Lehman Brothers Institutional Class                                                           10.11
*Cost of investments:
    Unaffiliated issuers                                                                       $101,185
    Affiliated issuers                                                                            2,518
Total cost of investments                                                                      $103,703


                                                                OCTOBER 31, 2005

See Notes to Financial Statements

Statement of Operations

                                                                      LEHMAN BROTHERS CORE BOND FUND
                                                                      ------------------------------

Neuberger Berman Income Funds                                         Period from             Year
                                                                       October 1,            Ended
                                                                          2005 to    September 30,
                                                                      October 31,             2005
                                                                             2005
(000's omitted)
Investment Income
Income (Note A):
Interest income-unaffiliated issuers                                        $ 266          $ 5,063
Income from investments in affiliated issuers (Note F)                         11               16
Total income                                                                  277            5,079
Expenses:
Investment management fee (Notes A & B)                                        16              461
Administration fee (Note B):
     Neuberger Berman Investor Class                                            6               75
     Lehman Brothers Institutional Class                                        6              117
Distribution fees (Note B):
     Neuberger Berman Investor Class                                            6               73
Shareholder servicing agent fees:
     Neuberger Berman Investor Class                                            5                9
     Lehman Brothers Institutional Class                                        2               26
Audit fees                                                                     11               20
Custodian fees (Note B)                                                         7               29
Legal fees                                                                      2                8
Registration and filing fees                                                    2               66
Shareholder reports                                                            14               15
Trustees' fees and expenses                                                     2                6
Miscellaneous                                                                   1                1
Total expenses                                                                 80              906

Expenses reimbursed by administrator (Note B)                                 (28)            (115)
Investment management fee waived (Note A)                                     (13)             (49)
Expenses reduced by custodian fee expense offset arrangement (Note B)          (0)              (1)
Total net expenses                                                             39              741
Net investment income (loss)                                                  238            4,338
Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
     Sales of investment securities of unaffiliated issuers                  (345)           3,763
Change in net unrealized appreciation (depreciation) in value of:
     Unaffiliated investment securities                                      (562)          (3,122)
Net gain (loss) on investments                                               (907)             641
Net increase (decrease) in net assets resulting from operations             $(669)         $ 4,979

See Notes to Financial Statements

Statement of Changes in Net Assets

                                                                            LEHMAN BROTHERS CORE BOND FUND
                                                                    ----------------------------------------------------

Neuberger Berman Income Funds                                           Period from       Year Ended       Year Ended
                                                                    October 1, 2005    September 30,    September 30,
                                                                     to October 31,             2005             2004
                                                                               2005
(000's omitted)
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                $   238        $   4,338         $  6,280
Net realized gain (loss) on investments                                        (345)           3,763            5,786
Change in net unrealized appreciation (depreciation) of investments            (562)          (3,122)          (2,856)
Net increase (decrease) in net assets resulting from operations                (669)           4,979            9,210
Distributions to Shareholders From (Note A):
Net investment income:
Neuberger Berman Investor Class                                                 (91)            (892)            (554)
Lehman Brothers Institutional Class                                            (155)          (3,501)          (5,764)
Net realized gain on investments:
Neuberger Berman Investor Class                                                  --             (647)            (925)
Lehman Brothers Institutional Class                                              --           (5,013)          (7,830)
Total distributions to shareholders                                            (246)         (10,053)         (15,073)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Neuberger Berman Investor Class                                               1,349           15,456            8,933
Lehman Brothers Institutional Class                                             380           14,608           33,688
Proceeds from reinvestment of dividends and distributions:
Neuberger Berman Investor Class                                                  84            1,303            1,253
Lehman Brothers Institutional Class                                             165            8,243           14,022
Payments for shares redeemed:
Neuberger Berman Investor Class                                                (568)         (10,795)          (9,602)
Lehman Brothers Institutional Class                                            (978)        (203,753)         (24,385)
Net increase (decrease) from Fund share transactions                            432         (174,938)          23,909
Net Increase (Decrease) in Net Assets                                          (483)        (180,012)          18,046
Net Assets:
Beginning of period                                                          79,668          259,680          241,634
End of period                                                               $79,185        $  79,668         $259,680
Undistributed net investment income (loss) at end of period                 $    --        $      --         $      7
Distributions in excess of net investment income at end of period           $   (13)       $     (30)        $     --


                                                                OCTOBER 31, 2005

See Notes to Financial Statements

Notes to Financial Statements Lehman Brothers Core Bond Fund

     Note A--Summary of Significant Accounting Policies:

1 General: Lehman Brothers Core Bond Fund (the "Fund") is a separate operating series of Neuberger Berman Income Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended (the "1933 Act"). The Fund currently offers Neuberger Berman Investor Class shares (the "Investor Class") and Lehman Brothers Institutional Class shares (the "Institutional Class"). The Fund had no operations until June 13, 2005, other than matters relating to its organization and registration of its shares as a series of the Trust under the 1933 Act. The Fund acquired all of the assets and assumed all of the liabilities of the Ariel Premier Bond Fund (the "Predecessor Fund"), a series of Ariel Investment Trust (see Note G for more information). The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

     The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. ("Management") to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Income tax information: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole. The Fund may also utilize earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

                                                                OCTOBER 31, 2005


     As determined on October 31, 2005, permanent differences resulting primarily from different book and tax accounting for characterization of distributions were reclassified at period end. These reclassifications had no effect on net income, net assets or net assets per share of the Fund.

     The tax character of distributions paid during the period ended October 31, 2005/(1)/ and during the years ended September 30, 2005/(2) /and September 30, 2004 were as follows:

     Distributions Paid From:

                 Ordinary Income          Long-Term Capital Gain       Tax Return of Capital                            Total
2005/(1)/  2005/(2)/      2004      2005/(1)/  2005/(2)/      2004     2005/(1)/ 2005/(2)/ 2004  2005/(1)/  2005/(2)/   2004
$245,947   $7,871,574  $11,279,030  $--        $2,180,786  $3,793,486   $--      $--       $--   $245,947   $10,052,360 $15,072,516

     (1)During the period October 1, 2005 to October 31, 2005.
     (2)During the year ended September 30, 2005.

     As of October 31, 2005, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:


    Undistributed    Undistributed       Unrealized             Loss
         Ordinary        Long-Term     Appreciation    Carryforwards
           Income             Gain    (Depreciation)    and Deferrals   Total

       $2,090,239         $298,651      ($1,292,240)       ($325,420) $771,230


     The difference between book basis and tax basis distributable earnings is attributable primarily to the timing differences of wash sales and distribution payments.

     To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined at October 31, 2005, the Fund had unused capital loss carryforwards available for Federal income tax purposes to offset net realized capital gains, if any, of $325,420, expiring in 2013.

5 Distributions to shareholders: The Fund earns income, net of expenses, daily on its investments. It is the Fund's policy to declare distributions from net investment income on each business day; such distributions are paid monthly. Distributions from net realized capital gains, if any, are generally distributed in December. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses of the Trust that are not directly attributed to the Fund are allocated among the funds, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the funds can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Fund or the Trust are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly. The Fund's expenses (other than those specific to each class) are allocated proportionally each day between the classes based upon the relative net assets of each class.

Notes to Financial Statements Lehman Brothers Core Bond Fund cont'd


7 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Fund to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

8 Dollar rolls: The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Fund forgoes principal and interest payments on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in the Fund's net asset value and may be viewed as a form of leverage. There is a risk that the counter party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

9    Transactions with other funds managed by Neuberger Berman Management Inc.:
     Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in a money market fund managed by Management or an affiliate. The Fund invests in the Neuberger Berman Prime Money Fund ("Prime Money"), as approved by the Board. Prime Money seeks to provide the highest available current income consistent with safety and liquidity. For any cash that the Fund invests in Prime Money, Management waives a portion of its management fee equal to the management fee it receives from Prime Money on those assets (the "Arrangement"). For the period ended October 31, 2005, management fees waived under this Arrangement amounted to $213 and is reflected in the Statement of Operations under the caption "Investment management fee waived." For the period ended October 31, 2005, income earned under this Arrangement amounted to $10,615 and is reflected in the Statement of Operations under the caption "Income from investments in affiliated issuers."

10 Other: All net investment income and realized and unrealized capital gains and losses of the Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

11 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

                                                                OCTOBER 31, 2005


     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

     As of June 13, 2005, the Fund retains Management as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets; 0.225% of the next $500 million; 0.20% of the next $500 million; 0.175% of the next $500 million; and 0.15% of average daily net assets in excess of $2 billion. Management has voluntarily agreed to waive its management fee in the amount of 0.20% of the Fund's average daily net assets through October 31, 2006. For the period ended October 31, 2005, such waived fees amounted to $12,657.

     Lehman Brothers Asset Management LLC (formerly Lincoln Capital Fixed Income Management Company, LLC), ("LBAM"), as sub-adviser to the Fund, receives a monthly fee paid by Management, based on an annual rate of the Fund's average daily net assets. The Fund does not pay a fee directly to LBAM for such services.

     Prior to June 13, 2005, Ariel Capital Management, LLC (the "prior Adviser") acted as the investment adviser to the Predecessor Fund and was paid an investment advisory fee of 0.35% of average daily net assets.

     As of June 13, 2005, the Fund retains Management as its administrator under two Administration Agreements. The Investor Class of the Fund pays Management an administration fee at the annual rate of 0.27% of its average daily net assets and the Institutional Class pays Management an administration fee at the annual rate of 0.15% of its average daily net assets under these agreements. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Prior to June 13, 2005, the Investor Class of the Predecessor Fund paid the prior Adviser an administration fee at the annual rate of 0.25% of its average daily net assets and the Institutional Class of the Predecessor Fund paid the prior Adviser an administration fee at the annual rate of 0.10% of its average daily net assets.

     Each class of shares also has a distribution agreement with Management. Management receives no commissions for sales or redemptions of shares of beneficial interest of each share class, but receives fees from the Investor Class under that class' Plan, as described below.

     For the Fund's Investor Class, Management acts as agent in arranging for the sale of class shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan (the "Plan") with respect to this class, pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to this class, Management's activities and expenses related to the sale and distribution of this class of shares, and ongoing services provided to investors in this class, Management receives from this class a fee at the annual rate of 0.25% of Investor

Notes to Financial Statements Lehman Brothers Core Bond Fund cont'd

     Class' average daily net assets. Management receives this amount to provide distribution and shareholder servicing for this class and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by this class during any year may be more or less than the cost of distribution and other services provided to this class. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

     Prior to June 13, 2005, the Investor Class of the Predecessor Fund paid Ariel Distributors, Inc. a fee at the annual rate of 0.25% of its average daily net assets for distribution services rendered.

     As of June 13, 2005, Management has contractually undertaken to reimburse operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed the expense limitation as detailed in the following table:

                                                                   Reimbursement
                                                                 from Management
                                 Expense                    for the Period Ended
      Class               Limitation/(1)/    Expiration         October 31, 2005

      Investor Class               0.85%      10/31/15                   $13,113
      Institutional Class          0.45%      10/31/15                    15,063

     (1)Expense limitation per annum of the respective class' average daily net assets.

     Each class has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. During the period ended October 31, 2005, there was no reimbursement to Management under these agreements. At October 31, 2005, contingent liabilities to Management under the agreements were as follows:

                                                       Expiring in
                                                             2008:

                Investor Class                             $51,691
                Institutional Class                         91,826

     Prior to June 13, 2005, the prior Adviser paid all of the Predecessor Fund's expenses other than investment advisory fees, administration fees, interest, taxes, broker commissions, extraordinary expenses, and the Investor Class distribution fees accrued under a plan pursuant to Rule 12b-1 under the 1940 Act.

     Management and LBAM, a sub-adviser to the Fund, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of Management.

                                                                OCTOBER 31, 2005


     The Fund has an expense offset arrangement in connection with its custodian contract. For the period ended October 31, 2005, the impact of this arrangement was a reduction of expenses of $138.

     Note C--Securities Transactions:

     Cost of purchases and proceeds of sales and maturities of long-term securities (excluding short-term securities) for the period ended October 31, 2005 were as follows:

                                                                                        Sales and
          Purchases of      Purchases excluding     Sales and Maturities     Maturities excluding
       U.S. Government          U.S. Government       of U.S. Government          U.S. Government
and Agency Obligations   and Agency Obligations   and Agency Obligations   and Agency Obligations
           $27,745,047               $6,972,121              $24,442,006               $8,483,519

     Note D--Fund Share Transactions:

     Share activity for the period ended October 31, 2005 and the years ended September 30, 2005 and September 30, 2004 were as follows:

                        For the Period Ended                   For the Year Ended
                        October 31, 2005/(1)/                September 30, 2005/(2)/
                               Shares                                 Shares
                            Issued on                              Issued on
                         Reinvestment                           Reinvestment
                         of Dividends                           of Dividends
(000's         Shares             and   Shares        Shares             and      Shares
omitted)         Sold   Distributions Redeemed Total    Sold   Distributions    Redeemed    Total
Investor Class    133               8     (56)    85    1,502          127       (1,049)      580
Institutional
 Class             37              16     (96)   (43)   1,409          800  (19,675)/(3)/ (17,466)


                     For the Year Ended
                     September 30, 2004/(2)/
                               Shares
                            Issued on
                         Reinvestment
                         of Dividends
000's          Shares             and    Shares           Total
omitted)         Sold   Distributions  Redeemed

Investor Class    854          121       (917)            58
Institutional
 Class          3,241        1,346     (2,326)            2,261

     (1)Share activity for the period October 1, 2005 to October 31, 2005.

     (2)Share activity for the period October 1, 2004 to June 10, 2005 and the year ended September 30, 2004 are for the Predecessor Fund.

     (3)Redemptions for the Predecessor Fund's Institutional Class during the year ended September 30, 2005 include the redemption of a significant shareholder account in January 2005 that, as of the date of the redemption, comprised 55% of total net assets.

     Note E--Line of Credit:

     At October 31, 2005, the Fund was a participant in a single committed, unsecured $150,000,000 line of credit with a consortium of banks organized by State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.09% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual fund will have access to all or any part of the $150,000,000 at any particular time. There were

Notes to Financial Statements Lehman Brothers Core Bond Fund cont'd no loans outstanding pursuant to this line of credit at October 31, 2005. During the period ended October 31, 2005, the Fund did not utilize this line of credit.

     Note F--Investments In Affiliates*:

                                                                                                      Income from
                                Balance of                               Balance of                   Investments
                                    Shares        Gross         Gross        Shares                 in Affiliated
                                      Held    Purchases         Sales          Held         Value         Issuers
                             September 30,          and           and   October 31,   October 31,     Included in
Name of Issuer                        2005    Additions    Reductions          2005          2005    Total Income
Neuberger Berman Prime Money
 Fund Trust Class**              2,763,588    8,393,882     8,639,311     2,518,159    $2,518,159         $10,615
                                                                                       ----------         -------
Total                                                                                  $2,518,159         $10,615
                                                                                       ==========         =======

     *  Affiliated issuers, as defined in the 1940 Act.
     ** Prime Money is also managed by Management and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

     Note G--Reorganization of Lehman Brothers Core Bond Fund:

     After the close of business on June 10, 2005, all the net assets and liabilities of the Predecessor Fund, which was a series of the Ariel Investment Trust, a Massachusetts business trust which commenced operations on April 1, 1986, were reorganized into the Fund. Ariel Investment Trust is registered as a diversified, open-end management investment company under the 1940 Act. The reorganization was performed pursuant to a plan of reorganization approved by the Predecessor Fund's shareholders on June 10, 2005. The reorganization was accomplished by a tax-free exchange of 2,881,565 shares of the Investor Class of the Fund (valued at $29,720,979) for 2,881,565 share of the Investor Class of the Predecessor Fund and 4,771,414 shares of the Institutional Class of the Fund (valued at $49,269,324) for 4,771,414 shares of the Institutional Class of the Predecessor Fund outstanding on June 10, 2005. The Predecessor Fund's aggregate net assets at that date ($78,990,303, including $2,305,423 of undistributed net realized gains and $154,374 of net unrealized appreciation) were combined with those of the Fund. The aggregate net assets of the Fund and the Predecessor Fund immediately after the reorganization were $78,990,303.

     Note H--Change in Year End:

     The Board of Trustees adopted a change in the Fund's fiscal year and tax year end date to October 31. This change was effective beginning with this fiscal period, which ran from October 1, 2005 to October 31, 2005.

                                                                OCTOBER 31, 2005

Financial Highlights Lehman Brothers Core Bond Fund

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.

Neuberger Berman Investor             Period from
Class                             October 1, 2005
                                   to October 31,                               Year Ended September 30,
                               -------------------------    ----------------------------------------------------------------

                                             2005                2005++++       2004(YY)    2003(EE)    2002(EE)    2001(EE)

Net Asset Value, Beginning of
 Period                                    $10.21                 $10.51         $10.80      $10.72      $10.45     $  9.87
                                           ------       -         ------         ------      ------      ------     -------

Income From Investment
 Operations:
Net Investment Income (Loss)                  .03@                   .31@           .23         .28         .39         .51
Net Gains or Losses on
 Securities (both realized
 and unrealized)                             (.12)                  (.04)           .11         .24         .37         .58
                                           ------       -         ------         ------      ------      ------     -------
Total From Investment
 Operations                                  (.09)                   .27            .34         .52         .76        1.09
                                           ------       -         ------         ------      ------      ------     -------
Less Distributions From:
Net Investment Income                        (.03)                  (.31)          (.23)       (.28)       (.39)       (.51)
Net Capital Gains                              --                   (.26)          (.40)       (.16)       (.10)         --
                                           ------       -         ------         ------      ------      ------     -------
Total Distributions                          (.03)                  (.57)          (.63)       (.44)       (.49)       (.51)
                                           ------       -         ------         ------      ------      ------     -------
Net Asset Value, End of Period             $10.09                 $10.21         $10.51      $10.80      $10.72     $ 10.45
                                           ------       -         ------         ------      ------      ------     -------
Total Return/+//+/                           (.87)%**              +2.64%         +3.29%      +5.01%      +7.56%     +11.27%

Ratios/Supplemental Data
Net Assets, End of Period (in
 millions)                                 $ 31.7                 $ 31.2         $ 26.0      $ 26.1      $ 22.3     $   9.8
Ratio of Gross Expenses to
 Average Net Assets#                          .85%*                  .86%           .85%        .85%        .85%        .85%
Ratio of Net Expenses to
 Average Net Assets                           .85%*++                .85%++         .85%        .85%        .85%        .85%
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                                      3.51%*                 3.03%          2.21%       2.63%       3.65%       4.77%
Portfolio Turnover Rate                        34%**                 462%           390%        343%        333%        410%


Lehman Brothers Institutional         Period from
Class                          October 1, 2005 to
                                      October 31,                               Year Ended September 30,
                               -------------------------    ----------------------------------------------------------------


                                             2005                2005++++       2004(YY)    2003(EE)     2002(EE)   2001(EE)

Net Asset Value, Beginning of
 Period                                    $10.22                 $10.52         $10.81      $10.73      $10.45     $  9.87
                                           ------       -         ------         ------      ------      ------     -------

Income From Investment
 Operations:
Net Investment Income (Loss)                  .03@                   .33@           .28         .33         .43         .55
Net Gains or Losses on
 Securities (both realized
 and unrealized)                             (.11)                  (.02)           .11         .24         .38         .58
                                           ------       -         ------         ------      ------      ------     -------
Total From Investment
 Operations                                  (.08)                   .31            .39         .57         .81        1.13
                                           ------       -         ------         ------      ------      ------     -------
Less Distributions From:
Net Investment Income                        (.03)                  (.35)          (.28)       (.33)       (.43)       (.55)
Net Capital Gains                              --                   (.26)          (.40)       (.16)       (.10)         --
                                           ------       -         ------         ------      ------      ------     -------
Total Distributions                          (.03)                  (.61)          (.68)       (.49)       (.53)       (.55)
                                           ------       -         ------         ------      ------      ------     -------
Net Asset Value, End of Period             $10.11                 $10.22         $10.52      $10.81      $10.73     $ 10.45
                                           ------       -         ------         ------      ------      ------     -------
Total Return/+//+/                           (.73)%**              +3.05%         +3.72%      +5.43%      +8.08%     +11.71%

Ratios/Supplemental Data
Net Assets, End of Period (in
 millions)                                 $ 47.5                 $ 48.5         $233.6      $215.5      $195.6     $ 213.2
Ratio of Gross Expenses to
 Average Net Assets#                          .45%*                  .45%           .45%        .45%        .45%        .45%
Ratio of Net Expenses to
 Average Net Assets                           .45%*++                .45%++         .45%        .45%        .45%        .45%
Ratio of Net Investment
 Income (Loss) to Average Net
 Assets                                      3.91%*                 3.17%          2.61%       3.04%       4.14%       5.36%
Portfolio Turnover Rate                        34%**                 462%           390%        343%        333%        410%

See Notes to Financial Highlights

Notes to Financial Highlights Lehman Brothers Core Bond Fund


/+//+/Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return would have been lower if Management had not reimbursed and/or waived certain expenses. Performance data current to the most recent month-end are available at www.nb.com.
# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
++ After reimbursement of expenses by the administrator and/or waiver of a portion of the investment management fee. Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                                    Period Ended           Year Ended
                                     October 31,        September 30,
                                       2005/(1)/                 2005

Neuberger Berman Investor Class             1.58%                1.05%
Lehman Brothers Institutional Class         1.05%                0.55%


   (1) Period from October 1, 2005 to October 31, 2005.

@ Calculated based on the average number of shares outstanding during the fiscal period.
++++ Effective after the close of business on June 10, 2005, Management succeeded Ariel Capital Management, LLC, as the Fund's investment manager. The financial highlights for the year ended September 30, 2005 include the income and expenses attributable to the Ariel Premier Bond Fund for the period from October 1, 2004 through June 10, 2005 and the income and expenses of the Fund, thereafter.
YY Audited by other auditors whose report dated November 15, 2004 expressed an unqualified opinion.
EE Audited by other auditors whose report dated October 17, 2003 expressed an unqualified opinion.
*      Annualized.
**     Not annualized.

                                                                OCTOBER 31, 2005

Report of Independent Registered Public Accounting Firm


To the Board of Trustees
Neuberger Berman Income Funds and
Shareholders of
Lehman Brothers Core Bond Fund

We have audited the accompanying statement of assets and liabilities of the Lehman Brothers Core Bond Fund, a series of the Neuberger Berman Income Funds (the "Trust"), including the schedule of investments, as of October 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period then ended and for the year ended September 30, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended September 30, 2004 and the financial highlights for each of the four years in the period ended September 30, 2004 have been audited by other auditors, whose reports dated November 15, 2004 and October 17, 2003 expressed unqualified opinions on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lehman Brothers Core Bond Fund, as of October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the period then ended and for the year ended September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
December 9, 2005

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
800.877.9700 or 212.476.8800
Institutional Services 800.366.6264

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

For Investor Class Shareholders
Address correspondence to:
Neuberger Berman Funds
Boston Service Center
P.O. Box 8403 Boston, MA 02266-8403
800.877.9700 or 212.476.8800

For Institutional Class Shareholders
Address correspondence to:
Neuberger Berman Management Inc.
605 Third Avenue Mail Drop 2-7
New York, NY 10158-0180
Attn: Institutional Services
888.556.9030

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

                                                                OCTOBER 31, 2005

Trustee and Officer Information (Unaudited)

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Management. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

                                                                               Number of
                                                                             Portfolios in
                             Position and                                    Fund Complex       Other Directorships
                            Length of Time                                    Overseen by        Held Outside Fund
Name, Age, and Address/(1)/  Served/(2)/     Principal Occupation(s)/(3)/    Trustee/(4)/       Complex by Trustee
------------------------------------------------------------------------------------------------------------------------

   Independent Trustees
------------------------------------------------------------------------------------------------------------------------

   John Cannon (75)         Trustee since  Consultant. Formerly,                  45       Independent Trustee or
                            1994           Chairman, CDC Investment                        Director of three series of
                                           Advisers (registered investment                 Oppenheimer Funds:
                                           adviser), 1993 to January 1999;                 Limited Term New York
                                           formerly, President and Chief                   Municipal Fund, Rochester
                                           Executive Officer, AMA                          Fund Municipals, and
                                           Investment Advisors, an affiliate               Oppenheimer Convertible
                                           of the American Medical                         Securities Fund, since 1992.
                                           Association.
------------------------------------------------------------------------------------------------------------------------

   Faith Colish (70)        Trustee since  Counsel, Carter Ledyard &              45       Director, American Bar
                            2000           Milburn LLP (law firm) since                    Retirement Association
                                           October 2002; formerly, (ABRA) since
                                           1997 (not-for- Attorney-at-Law and
                                           President, profit membership Faith
                                           Colish, A Professional association).
                                           Corporation, 1980 to 2002.
------------------------------------------------------------------------------------------------------------------------

   C. Anne Harvey (68)      Trustee since  Consultant, C.A. Harvey                45       President, Board of
                            2000           Associates since June 2001;                     Associates to The National
                                           formerly, Director, AARP, 1978                  Rehabilitation Hospital's
                                           to December 2001.                               Board of Directors since
                                                                                           2002; formerly, Member,
                                                                                           Individual Investors
                                                                                           Advisory Committee to the
                                                                                           New York Stock Exchange
                                                                                           Board of Directors, 1998 to
                                                                                           June 2002; formerly, Member,
                                                                                           American Savings Education
                                                                                           Council's Policy Board
                                                                                           (ASEC), 1998 to 2000;
                                                                                           formerly, Member, Executive
                                                                                           Committee, Crime Prevention
                                                                                           Coalition of America, 1997
                                                                                           to 2000.


Trustee and Officer Information cont'd

                                                                                 Number of
                                                                               Portfolios in
                             Position and                                      Fund Complex       Other Directorships
                               Length of                                        Overseen by        Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/    Trustee/(4)/       Complex by Trustee
---------------------------------------------------------------------------------------------------------------------------

  Barry Hirsch (72)          Trustee since   Attorney-at-Law. Formerly,             45       None.
                             1993            Senior Counsel, Loews
                                             Corporation (diversified financial
                                             corporation), May 2002 to April
                                             2003; formerly, Senior Vice
                                             President, Secretary and General
                                             Counsel, Loews Corporation.
---------------------------------------------------------------------------------------------------------------------------

  Robert A. Kavesh (78)      Trustee since   Marcus Nadler Professor                45       Director, The Caring
                             1993            Emeritus of Finance and                         Community (not-for-profit);
                                             Economics, New York                             formerly, Director, DEL
                                             University Stern School of                      Laboratories, Inc. (cosmetics
                                             Business; formerly, Executive                   and pharmaceuticals), 1978
                                             Secretary-Treasurer, American                   to 2004; formerly, Director,
                                             Finance Association, 1961 to                    Apple Bank for Savings,
                                             1979.                                           1979 to 1990; formerly,
                                                                                             Director, Western Pacific
                                                                                             Industries, Inc., 1972 to 1986
                                                                                             (public company).
---------------------------------------------------------------------------------------------------------------------------

  Howard A. Mileaf (68)      Trustee since   Retired. Formerly, Vice                45        Director, WHX Corporation
                             2000            President and Special Counsel,                   (holding company) since
                                             WHX Corporation (holding                         August 2002; Director,
                                             company), 1993 to 2001.                          Webfinancial Corporation
                                                                                              (holding company) since
                                                                                              December 2002; Director,
                                                                                              State Theatre of New Jersey
                                                                                              (not-for-profit theater)
                                                                                              since 2000; formerly,
                                                                                              Director, Kevlin Corporation
                                                                                              (manufacturer of microwave
                                                                                              and other products).

--------------------------------------------------------------------------------------------------------------------------

  Edward I. O'Brien (77)     Trustee since   Formerly, Member, Investment           45       Director, Legg Mason, Inc.
                             2000            Policy Committee, Edward                        (financial services
                                             Jones, 1993 to 2001; President,
                                             holding company) Securities
                                             Industry Association since 1993;
                                             formerly, ("SIA") (securities
                                             industry's Director, Boston
                                             representative in government
                                             Financial Group (real estate
                                             relations and regulatory matters
                                             and tax shelters), 1993 to at the
                                             federal and state levels), 1999.
                                             1974 to 1992; Adviser to SIA,
                                             November 1992 to November
                                             1993.
---------------------------------------------------------------------------------------------------------------------------

                                                                OCTOBER 31, 2005

                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex        Other Directorships
                               Length of                                       Overseen by         Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/   Trustee/(4)/        Complex by Trustee
---------------------------------------------------------------------------------------------------------------------------

  William E. Rulon (73)      Trustee since   Retired. Formerly, Senior Vice        45       Director, Pro-Kids Golf and
                             1993            President, Foodmaker, Inc.                     Learning Academy (teach
                                             (operator and franchiser of                    golf and computer usage to
                                             restaurants) until January 1997.               "at risk" children) since 1998;
                                                                                            formerly, Director,
                                                                                            Prandium, Inc. (restaurants)
                                                                                            from March 2001 to July
                                                                                            2002.
---------------------------------------------------------------------------------------------------------------------------

  Cornelius T. Ryan (74)     Trustee since   Founding General Partner,             45       Director, Capital Cash
                             2000            Oxford Partners and Oxford                     Management Trust (money
                                             Bioscience Partners (venture                   market fund), Naragansett
                                             capital partnerships) and                      Insured Tax-Free Income
                                             President, Oxford Venture                      Fund, Rocky Mountain
                                             Corporation.                                   Equity Fund, Prime Cash
                                                                                            Fund, several private
                                                                                            companies and QuadraMed
                                                                                            Corporation (NASDAQ).
---------------------------------------------------------------------------------------------------------------------------

  Tom D. Seip (55)           Trustee since   General Partner, Seip                 45       Director, H&R
                             2000            Investments LP (a private                      Block, Inc. (financial services
                                             investment partnership);                       company) since May 2001;
                                             formerly, President and CEO,                   Director, Forward
                                             Westaff, Inc. (temporary                       Management, Inc. (asset
                                             staffing), May 2001 to January                 management)
                                             2002; Senior Executive at the                  since 2001; formerly,
                                             Charles Schwab Corporation                     Director, General Magic
                                             from 1983 to 1999, including                   (voice recognition software),
                                             Chief Executive Officer, Charles               2001 to 2002; formerly,
                                             Schwab Investment                              Director, E-Finance
                                             Management, Inc. and Trustee,                  Corporation (credit
                                             Schwab Family of Funds and                     decisioning services), 1999 to
                                             Schwab Investments from 1997                   2003; formerly, Director,
                                             to 1998; and Executive Vice                    Save-Daily.com (micro
                                             President-Retail Brokerage,                    investing services), 1999 to
                                             Charles Schwab Investment                      2003; Director, Offroad
                                             Management from 1994 to                        Capital Inc. (pre-public
                                             1997.                                          internet commerce company).
---------------------------------------------------------------------------------------------------------------------------

Trustee and Officer Information cont'd

                                                                               Number of
                                                                             Portfolios in
                             Position and                                    Fund Complex       Other Directorships
                               Length of                                      Overseen by        Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/  Principal Occupation(s)/(3)/   Trustee/(4)/       Complex by Trustee
-------------------------------------------------------------------------------------------------------------------------

 Candace L. Straight (58)    Trustee since   Private investor and consultant      45        Director, The Proformance
                             1993            specializing in the insurance                  Insurance Company (personal
                                             industry; formerly, Advisory                   lines property and casualty
                                             Director, Securitas Capital LLC                insurance company) since
                                             (a global private equity                       March 2004; Director,
                                             investment firm dedicated to                   Providence Washington
                                             making investments in the                      (property and casualty
                                             insurance sector), 1998 to                     insurance company) since
                                             December 2002.                                 December 1998; Director,
                                                                                            Summit Global Partners
                                                                                            (insurance brokerage firm)
                                                                                            since October 2000.

-------------------------------------------------------------------------------------------------------------------------

 Peter P. Trapp (61)         Trustee since   Regional Manager for Atlanta         45       None.
                             2000            Region, Ford Motor Credit
                                             Company since August 1997;
                                             formerly, President, Ford Life
                                             Insurance Company, April 1995 to
                                             August 1997.
-------------------------------------------------------------------------------------------------------------------------

Trustees who are "Interested Persons"
-------------------------------------------------------------------------------------------------------------------------

 Jack L. Rivkin* (65)        President and   Executive Vice President and         45       Director, Dale Carnegie and
                             Trustee since   Chief Investment Officer,                     Associates, Inc. (private
                             2002            Neuberger Berman Inc. (holding                company) since 1998;
                                             company) since 2002 and 2003,                 Director, Emagin Corp.
                                             respectively; Executive Vice                  (public company) since 1997;
                                             President and Chief Investment                Director, Solbright, Inc.
                                             Officer, Neuberger since                      (private company) since
                                             December 2002 and 2003,                       1998; Director, Infogate, Inc.
                                             respectively; Director and                    (private company) since
                                             Chairman, Management since                    1997; Director, Broadway
                                             December 2002; formerly,                      Television Network (private
                                             Executive Vice President,                     company) since 2000.
                                             Citigroup Investments, Inc.
                                             from September 1995 to
                                             February 2002; formerly,
                                             Executive Vice President,
                                             Citigroup Inc. from September
                                             1995 to February 2002.
-------------------------------------------------------------------------------------------------------------------------

                                                                OCTOBER 31, 2005

                                                                                Number of
                                                                              Portfolios in
                             Position and                                     Fund Complex      Other Directorships
                               Length of                                       Overseen by       Held Outside Fund
Name, Age, and Address/(1)/ Time Served/(2)/   Principal Occupation(s)/(3)/   Trustee/(4)/      Complex by Trustee
------------------------------------------------------------------------------------------------------------------------

  Peter E. Sundman* (46)    Chairman of      Executive Vice President,             45       Director and Vice President,
                            the Board and    Neuberger Berman Inc. (holding                 Neuberger & Berman
                            Trustee since    company) since 1999; Head of                   Agency, Inc. since 2000;
                            2000; Chief      Neuberger Berman Inc.'s                        formerly, Director,
                            Executive        Mutual Funds Business (since                   Neuberger Berman Inc.
                            Officer since    1999) and Institutional Business               (holding company) from
                            1999;            (from 1999 to October 2005);                   October 1999 to March
                            President from   responsible for Managed                        2003; Trustee, Frost Valley
                            1999 to 2000     Accounts Business and                          YMCA.
                                             intermediary distribution since
                                             October 2005; President and
                                             Director, Management since 1999;
                                             Executive Vice President, Neuberger
                                             since 1999; formerly, Principal,
                                             Neuberger from 1997 to 1999;
                                             formerly, Senior Vice President,
                                             Management from 1996 to 1999.

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

 * Indicates a Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and Executive Vice Presidents of Neuberger.

Trustee and Officer Information cont'd

Information about the Officers of the Trust

                                  Position and
Name, Age, and Address/(1)/   Length of Time Served/(2)/             Principal Occupation(s)/(3)/
-----------------------------------------------------------------------------------------------------------

 Michael J. Bradler (35)    Assistant Treasurer since 2005           Employee, Management since 1997; Assistant
                                                                     Treasurer, fifteen registered investment
                                                                     companies for which Management acts as
                                                                     investment manager and administrator since
                                                                     2005.

 Claudia A. Brandon (49)    Secretary since 1985                     Vice President-Mutual Fund Board Relations,
                                                                     Management since 2000 and Assistant
                                                                     Secretary since 2004; Vice President,
                                                                     Neuberger since 2002 and employee since
                                                                     1999; Assistant Secretary, Management since
                                                                     2004; formerly, Vice President, Management
                                                                     from 1986 to 1999; Secretary, fifteen registered
                                                                     investment companies for which Management
                                                                     acts as investment manager and administrator
                                                                     (three since 2000, four since 2002, three since
                                                                     2003, four since 2004 and one since 2005).

 Robert Conti (49)          Vice President since 2000                Senior Vice President, Neuberger since 2003;
                                                                     formerly, Vice President, Neuberger from 1999
                                                                     to 2003; Senior Vice President, Management
                                                                     since 2000; formerly, Controller, Management
                                                                     until 1996; formerly, Treasurer, Management
                                                                     from 1996 to 1999; Vice President, fifteen
                                                                     registered investment companies for which
                                                                     Management acts as investment manager and
                                                                     administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and one
                                                                     since 2005).

 Brian J. Gaffney (52)      Vice President since 2000                Managing Director, Neuberger since 1999;
                                                                     Senior Vice President, Management since
                                                                     2000; formerly, Vice President, Management
                                                                     from 1997 to 1999; Vice President, fifteen
                                                                     registered investment companies for which
                                                                     Management acts as investment manager and
                                                                     administrator (three since 2000, four since
                                                                     2002, three since 2003, four since 2004 and one
                                                                     since 2005).

                                                                OCTOBER 31, 2005

                                        Position and
Name, Age, and Address/(1)/      Length of Time Served/(2)/                Principal Occupation(s)/(3)/
-----------------------------------------------------------------------------------------------------------------

Sheila R. James (40)      Assistant Secretary since 2002             Employee, Neuberger since 1999; formerly, Employee,
                                                                     Management from 1991 to 1999; Assistant Secretary,
                                                                     fifteen registered investment companies for which
                                                                     Management acts as investment manager and
                                                                     administrator (seven since 2002, three since 2003,
                                                                     four since 2004, and one since 2005).


Kevin Lyons (50)            Assistant Secretary since 2003           Employee, Neuberger since 1999; formerly, Employee,
                                                                     Management from 1993 to 1999; Assistant Secretary,
                                                                     fifteen registered investment companies for which
                                                                     Management acts as investment manager and
                                                                     administrator (ten since 2003, four since 2004 and
                                                                     one since 2005).


John M. McGovern (35)       Treasurer and Principal Financial and    Vice President, Neuberger since January 2004;
                            Accounting Officer since 2005; prior     Employee, Management since 1993; Treasurer and
                            thereto, Assistant Treasurer since       Principal Financial and Accounting Officer, fifteen
                            2002                                     registered investment companies for which Management
                                                                     acts as investment manager and administrator
                                                                     (fifteen since 2005); formerly, Assistant Treasurer,
                                                                     fifteen registered investment companies for which
                                                                     Management acts as investment manager and
                                                                     administrator from 2002 to 2005.


Frank Rosato (34)           Assistant Treasurer since 2005           Employee, Management since 1995; Assistant
                                                                     Treasurer, fifteen registered investment
                                                                     companies for which Management acts as
                                                                     investment manager and administrator since
                                                                     2005.

Frederic B. Soule (59)      Vice President since 2000                Senior Vice President, Neuberger since 2003;
                                                                     formerly, Vice President, Neuberger from 1999
                                                                     to 2003; formerly, Vice President,
                                                                     Management from 1995 to 1999; Vice
                                                                     President, fifteen registered investment
                                                                     companies for which Management acts as
                                                                     investment manager and administrator (three
                                                                     since 2000, four since 2002, three since 2003,
                                                                     four since 2004 and one since 2005).

Trustee and Officer Information cont'd

                                       Position and
Name, Age, and Address/(1)/     Length of Time Served/(2)/           Principal Occupation(s)/(3)/
------------------------------------------------------------------------------------------------------------

Chamaine Williams (34)      Chief Compliance Officer since 2005      Vice President, Lehman Brothers Inc. since
                                                                     2003; Chief Compliance Officer, fifteen
                                                                     registered investment companies for which
                                                                     Management acts as investment manager and
                                                                     administrator (since 2005); Chief Compliance
                                                                     Officer, Lehman Brothers Asset Management
                                                                     Inc. since 2003; Chief Compliance Officer,
                                                                     Lehman Brothers Alternative Investment
                                                                     Management LLC since 2003; formerly, Vice
                                                                     President, UBS Global Asset Management
                                                                     (US) Inc. (formerly, Mitchell Hutchins Asset
                                                                     Management, a wholly-owned subsidiary of
                                                                     PaineWebber Inc.) from 1997 to 2003.

----------------------------

(1)The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

                                                                OCTOBER 31, 2005

Proxy Voting Policies and Procedures


A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-877-9700 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will also be available without charge, by calling 1-800-877-9700 (toll-free), on the website of the Securities and Exchange Commission at www.sec.gov, and on the Trust's website at www.nb.com.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-800-877-9700 (toll-free).

Notice to Shareholders (Unaudited)

Under most state tax laws, mutual fund dividends which are derived from direct investments in U.S. Government obligations are not taxable, as long as a Fund meets certain requirements. Some states require that a Fund must provide shareholders with a written notice, within 60 days of the close of a Fund's taxable year, designating the portion of the dividends which represents interest which those states consider to have been earned on U.S. Government obligations. The chart below shows the percentage of income derived from such investments for the twelve months ended October 31, 2005. This information should not be used to complete your tax returns.


                                  Other Direct     Other Indirect
               U.S. Treasury    U.S. Government    U.S. Government    Repurchase
                 Obligations        Obligations        Obligations    Agreements


Core Bond Fund        8.5%             4.0%              10.1%          0.0%

You will receive information to be used in filing your 2005 tax returns, which will include a notice of the exact tax status of all dividends paid to you by each Fund during calendar year 2005. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

For Neuberger Berman Investor Class Shares:
Shareholder Services
800.877.9700
Institutional Services
800.366.6264

For Lehman Brothers Institutional Class Shares:
Shareholder Services
800.877.9700
Institutional Support Services
888.556.9030

www.nb.com

[LOGO] recycle F0403 12/05

ITEM 2. CODE OF ETHICS

The Board of Trustees ("Board") of Neuberger Berman Income Funds ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to the Registrant's Form N-CSR filed on December 8, 2005. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has one audit committee financial expert serving on its audit committee. The Registrant's audit committee financial expert is John Cannon. Mr. Cannon is an independent director as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Neuberger Berman Income Funds. This N-CSR relates only to Lehman Brothers Core Bond Fund, a series of Neuberger Berman Income Funds.

Tait, Weller & Baker LLP ("Tait Weller") serves as independent registered public accounting firm to the Lehman Brothers Core Bond Fund. The Board approved a change to the Fund's fiscal year end of September 30 to October 31. Accordingly, the fees charged by Tait Weller and reported below are for the fiscal year ended September 30, 2005 and the fiscal period of October 1, 2005 to October 31, 2005. The Registrant had no principal accountant fees and services related to this Fund prior to 2005, because Lehman Brothers Core Bond Fund became a new series of Neuberger Berman Income Funds in 2005 pursuant to a reorganization.

(a) Audit Fees
    ----------

The aggregate fees billed for professional services rendered by Tait Weller for the audit of the annual financial statements or services that are normally provided by Tait Weller in connection with statutory and regulatory filings or engagements were $17,500 and $8,750 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

(b) Audit-Related Fees
    ------------------

The aggregate fees billed to the Registrant for assurance and related services by Tait Weller that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in AUDIT FEES were $0 and $0 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by Tait Weller that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

(c) Tax Fees
    --------

The aggregate fees billed to the Registrant for professional services rendered by Tait Weller for tax compliance, tax advice, and tax planning were $2,500 and $2,500 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively. The nature of the services provided was tax compliance, tax advice, and tax planning. The Audit Committee approved 0% and 0% of these services provided by Tait Weller for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for tax compliance, tax advice, and tax planning by Tait Weller that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

(d) All Other Fees
    --------------

The aggregate fees billed to the Registrant for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 and $0 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

The fees billed to other entities in the investment company complex for products and services provided by Tait Weller, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

(e) Audit Committee's Pre-Approval Policies and Procedures
    ------------------------------------------------------

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons
    ---------------------------------

Not Applicable.

(g) Non-Audit Fees
    --------------

Non-audit fees billed by Tait Weller for services rendered to the Registrant were $2,500 and $2,500 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

Non-audit fees billed by Tait Weller for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal year ended September 30, 2005 and the fiscal period ended October 31, 2005, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining Tait Weller's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) A copy of the Code of Ethics is incorporated by reference to Registrant's Form N-CSR, Investment Company Act file number 811-3802 (filed December 8, 2005).

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)    Not applicable to the Registrant.

(b) The certification required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act is attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds


By:   /s/ Peter E. Sundman
      ------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: January 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      ------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: January 3, 2006


By:   /s/ John M. McGovern
      ------------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: January 3, 2006